Payden Core Bond Fund

Schedule of Investments
- July 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (9%
)
4,000,000 AGL CLO Ltd. 2022-22A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.190%),
5.52%, 1/20/37 (a)(b) $ 4,001
1,600,000 American Credit Acceptance Receivables Trust
2024-1 144A, 7.98%, 11/12/31 (b) 1,651
3,000,000 Bain Capital Credit CLO Ltd. 2020-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.210%), 5.53%, 10/23/34 (a)(b) 3,009
3,800,000 Beechwood Park CLO Ltd. 2019-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.300%), 5.62%, 1/17/35 (a)(b) 3,810
2,252,483 Carlyle Global Market Strategies CLO Ltd.
2012-4A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.120%), 5.45%, 4/22/32 (a)
(b) 2,253
2,713,127 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (b) 2,491
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (b)(c) 2,283
2,800,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (b) 2,724
1,281,183 Drive Auto Receivables Trust 2025-S1 144A,
6.04%, 6/16/29 (b) 1,285
3,023,177 Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.43%, 5/15/32 (a)(b) 3,027
29 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (d) 1,413
2,350,000 Flatiron CLO LLC 2023-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.240%),
5.56%, 4/17/36 (a)(b) 2,350
4,700,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.56%, 4/16/34 (a)(b) 4,710
823,558 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (b) 837
3,600,000 LCM Ltd. 39A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.340%), 5.66%,
10/15/34 (a)(b) 3,605
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. Term Secured Overnight Financing
Rate + 2.262%), 6.59%, 4/19/33 (a)(b) 2,006
2,335,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 6.13%,
4/20/33 (a)(b) 2,336
1,338,750 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (b) 1,302
1,174,498 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (b) 1,174
3,725,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 5.85%, 4/16/37 (a)(b) 3,735
1,956,566 RCKT Mortgage Trust 2025-CES5 144A,
5.69%, 5/25/55 (b) 1,970
1,235,969 RCKT Mortgage Trust 2025-CES6 144A,
5.47%, 6/25/55 (b) 1,240
2,500,000 RCKT Mortgage Trust 2025-CES7 144A,
5.38%, 7/25/55 (b) 2,506
4,500,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.58%, 7/20/35 (a)(b) 4,511
Principal
or Shares Security Description
Value
(000)
1,584,984 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 5.75%, 10/20/31 (a)(b) $ 1,586
3,760,000 RR Ltd. 2021-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.372%), 5.69%,
7/15/36 (a)(b) 3,767
150 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 1,668
591,382 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (b) 592
63 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (d) 1,567
500,000 Sona Fios CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.500%), 4.53%, 7/15/36 EUR (a)
(b)(c) 571
2,683,125 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (b) 2,739
2,600,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 6.83%, 1/23/32 (a)(b) 2,611
641,667 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (b) 642
1,500,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (b) 1,557
Total Asset Backed (Cost - $78,595)
77,529
Bank Loan(e) (1%
)
1,156,265 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.05%, 8/20/31  1,161
2,493,750 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 8.30%, 4/01/30  2,503
2,779,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.30%, 11/30/30  2,794
Total Bank Loan (Cost - $6,325)
6,458
Corporate Bond (36%
)
Financial  (17%)
2,450,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (a)(f) 2,386
1,750,000 Ally Financial Inc. , (Secured Overnight
Financing Rate + 1.960%), 5.74%, 5/15/29 (a) 1,783
2,250,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (a) 2,373
1,800,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (a) 1,845
3,250,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.440%), 5.02%, 4/25/31 (a) 3,309
4,350,000 American Tower Corp. , 2.30%, 9/15/31  3,775
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (b) 1,505
3,300,000 Amrize Finance U.S. LLC 144A, 5.40%,
4/07/35 (b) 3,331
2,100,000 Ares Strategic Income Fund 144A, 5.45%,
9/09/28 (b) 2,097
1,800,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,808
2,450,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (a) 2,418

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,100,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (b) $ 1,915
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (a) 2,128
3,400,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.452%), 2.88%,
10/22/30 (a) 3,185
3,000,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.640%), 5.46%, 5/09/36 (a) 3,071
3,000,000 Bank of Montreal f2f, (U.S. Secured Overnight
Financing Rate + 0.880%), 4.57%, 9/10/27 (a) 3,000
2,050,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (a) 2,190
2,100,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (a) 2,117
1,500,000 BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico 144A, 5.25%,
9/10/29 (b) 1,529
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,273
2,000,000 Blue Owl Capital Corp. , 5.95%, 3/15/29  2,005
2,150,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (b) 2,309
1,375,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (a) 1,549
3,300,000 Citibank N.A. , 5.57%, 4/30/34  3,432
3,100,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.463%), 4.95%, 5/07/31 (a) 3,130
4,800,000 Corebridge Financial Inc. , 3.90%, 4/05/32  4,514
1,550,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 1,605
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (a) 2,184
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,539
3,025,000 Extra Space Storage LP , 2.20%, 10/15/30  2,682
1,950,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  1,840
3,600,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.580%), 5.22%,
4/23/31 (a) 3,682
1,000,000 HPS Corporate Lending Fund 144A, 5.30%,
6/05/27 (b) 1,000
3,000,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (a) 3,068
1,000,000 Huntington National Bank , (U.S. Secured
Overnight Financing Rate + 0.720%), 4.87%,
4/12/28 (a) 1,005
2,900,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 3,313
2,100,000 Invitation Homes Operating Partnership LP ,
4.88%, 2/01/35  2,025
1,337,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (b) 1,148
3,750,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (a) 3,755
2,500,000 LPL Holdings Inc. , 5.75%, 6/15/35  2,530
Principal
or Shares Security Description
Value
(000)
2,450,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) $ 2,175
2,750,000 Macquarie Group Ltd. 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.634%),
3.76%, 11/28/28 (a)(b) 2,696
3,100,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.170%), 5.16%, 4/24/31 (a) 3,167
2,000,000 Morgan Stanley , (3 mo. Term Secured Overnight
Financing Rate + 1.890%), 4.43%, 1/23/30 (a) 1,994
2,650,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.65%, 10/18/30 (a) 2,656
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (b) 1,717
900,000 Nuveen LLC 144A, 5.85%, 4/15/34 (b) 935
1,200,000 PennyMac Financial Services Inc. 144A, 6.88%,
5/15/32 (b) 1,224
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  2,157
3,100,000 Royal Bank of Canada , (U.S. Secured Overnight
Financing Rate + 1.030%), 5.15%, 2/04/31 (a) 3,163
3,200,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (a) 3,258
2,925,000 Simon Property Group LP , 4.75%, 9/26/34  2,850
3,400,000 Toronto-Dominion Bank , 4.99%, 4/05/29  3,463
2,450,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.630%), 6.85% (a)(b)(f) 2,511
2,700,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.179%), 7.13% (a)(b)(f) 2,741
2,800,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745%), 9.25% (a)(b)(f) 3,080
1,000,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(b)(f) 1,175
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (b) 1,610
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (a) 1,830
6,400,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.500%), 5.15%, 4/23/31 (a) 6,532
148,287
Industrial  (8%)
2,455,757 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  2,259
2,225,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b) 2,250
3,350,000 Broadcom Inc. , 4.35%, 2/15/30  3,327
3,000,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (b) 3,096
1,300,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520%), 7.20% (a)(b)(f) 1,329
1,400,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (b) 1,433
1,620,000 CoreWeave Inc. 144A, 9.00%, 2/01/31 (b) 1,615
2,000,000 Daimler Truck Finance North America LLC
144A, 5.40%, 9/20/28 (b) 2,048
2,800,000 Flowers Foods Inc. , 5.75%, 3/15/35 (g) 2,853
1,600,000 Flutter Treasury DAC 144A, 5.88%, 6/04/31 (b) 1,612
2,850,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  2,867
2,600,000 Ford Motor Credit Co. LLC , 5.92%, 3/20/28  2,622

Principal
or Shares Security Description
Value
(000)
2,500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (b) $ 2,609
2,750,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  2,398
1,950,000 Hewlett Packard Enterprise Co. , 4.85%,
10/15/31  1,943
1,700,000 Huntington Ingalls Industries Inc. , 5.75%,
1/15/35  1,748
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (b) 2,527
2,300,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (b) 2,334
1,800,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (b) 1,834
3,900,000 Mars Inc. 144A, 4.60%, 3/01/28 (b) 3,923
1,825,000 Micron Technology Inc. , 5.30%, 1/15/31  1,863
2,150,000 Micron Technology Inc. , 5.80%, 1/15/35  2,205
1,500,000 NTT Finance Corp. 144A, 4.62%, 7/16/28 (b) 1,504
2,200,000 Oracle Corp. , 6.25%, 11/09/32  2,369
3,500,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.25%, 7/01/29 (b) 3,571
2,350,000 Regal Rexnord Corp. , 6.40%, 4/15/33  2,485
4,100,000 Synopsys Inc. , 4.55%, 4/01/27  4,108
800,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. 144A, 5.85%, 5/13/32 (b) 819
65,551
Utility  (11%)
3,450,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (b) 3,412
3,092,050 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (b) 3,076
2,100,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  2,111
1,650,000 Arizona Public Service Co. , 5.70%, 8/15/34  1,705
1,650,000 Ascent Resources Utica Holdings LLC/ARU
Finance Corp. 144A, 6.63%, 7/15/33 (b) 1,674
1,750,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (a)(f) 1,817
2,100,000 DTE Electric Co. , 5.25%, 5/15/35  2,134
3,000,000 DTE Energy Co. , 5.85%, 6/01/34  3,141
2,325,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (b) 2,021
3,000,000 Energy Transfer LP , 5.25%, 4/15/29  3,062
2,175,000 Energy Transfer LP , 5.75%, 2/15/33  2,253
2,850,000 EOG Resources Inc. , 5.35%, 1/15/36  2,873
3,875,000 Expand Energy Corp. , 5.70%, 1/15/35  3,927
188,981 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (b) 185
940,982 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A, 7.25%, 1/31/41 (b) 964
390,000 Geopark Ltd. 144A, 8.75%, 1/31/30 (b) 337
385,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (b) 396
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,097
2,450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (b) 2,478
2,150,000 Matador Resources Co. 144A, 6.25%,
4/15/33 (b) 2,135
3,590,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (b) 3,508
1,550,000 Occidental Petroleum Corp. , 6.05%, 10/01/54  1,418
1,850,000 OHI Group SA 144A, 13.00%, 7/22/29 (b) 1,954
Principal
or Shares Security Description
Value
(000)
3,600,000 ONEOK Inc. , 4.75%, 10/15/31  $ 3,567
2,750,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  2,847
1,270,000 PBF Holding Co. LLC/PBF Finance Corp. 144A,
9.88%, 3/15/30 (b)(g) 1,260
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  2,426
2,600,000 Petroleos Mexicanos , 6.70%, 2/16/32  2,480
2,000,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (b) 2,084
2,950,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (b) 2,749
2,172,060 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (b) 2,202
1,650,000 South Bow USA Infrastructure Holdings LLC
144A, 6.18%, 10/01/54 (b) 1,567
1,560,000 Sunoco LP 144A, 6.25%, 7/01/33 (b) 1,581
1,926,384 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (b) 1,839
1,450,000 Var Energi ASA 144A, 7.50%, 1/15/28 (b) 1,538
2,050,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (b) 2,237
2,800,000 Venture Global LNG Inc. 144A, 7.00%,
1/15/30 (b) 2,841
1,900,000 Venture Global Plaquemines LNG LLC 144A,
6.75%, 1/15/36 (b) 1,956
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (b) 2,960
3,350,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (b) 3,444
350,000 Western Midstream Operating LP , 6.35%,
1/15/29  366
1,350,000 Western Midstream Operating LP , 6.15%,
4/01/33  1,409
3,150,000 Williams Cos. Inc. , 5.30%, 8/15/28  3,226
93,257
Total Corporate Bond (Cost - $308,148)
307,095
Foreign Government (3%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (b)(g) 605
2,650,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 3,123
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (b)(c) 3,629
1,850,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31 (b) 1,951
2,250,000 Eagle Funding Luxco Sarl 144A, 5.50%,
8/17/30 (b) 2,263
1,675,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (b) 1,713
3,000,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (b) 2,967
3,200,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 2,255
458,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (b) 458
2,000,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (b) 2,046
3,600,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (b) 3,645
1,500,000 Peruvian Government International Bond ,
5.38%, 2/08/35  1,497
1,100,000 Republic of South Africa Government
International Bond Series 10Y, 4.85%, 9/30/29  1,062
1,350,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  1,345

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (b) $ 2,511
Total Foreign Government (Cost - $31,681)
31,070
Mortgage Backed (33%
)
1,813,413 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (b) 1,815
3,996,416 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 6.86%, 9/15/36 (a)(b) 3,989
2,029,648 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 6.26%, 6/15/38 (a)(b) 2,030
1,476,454 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 7.03%, 3/15/41 (a)(b) 1,483
1,965,481 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.03%, 4/15/41 (a)(b) 1,975
3,726,450 Colt Mortgage Loan Trust 2025-1 144A, 5.70%,
1/25/70 (b) 3,732
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 13.71%,
11/25/39 (a)(b) 4,425
1,433,012 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
3/25/44 (a)(b) 1,435
1,188,286 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (b)(h) 1,189
1,441,804 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (b)(h) 1,444
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (b) 2,135
1,679,172 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.71%,
9/25/28 (a) 1,786
1,715,996 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.71%,
1/25/29 (a) 1,847
493,436 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%), 15.21%,
1/25/29 (a) 533
439,561 FN 254766 30YR , 5.00%, 6/01/33  443
221,923 FN 725027 30YR , 5.00%, 11/01/33  223
439,514 FN 725423 30YR , 5.50%, 5/01/34  448
425,803 FN 725424 30YR , 5.50%, 4/01/34  434
350,282 FN 995203 30YR , 5.00%, 7/01/35  353
1,885,984 FN AS8305 30YR , 3.00%, 11/01/46  1,664
260,063 FN AT2016 30YR , 3.00%, 4/01/43  233
1,319,910 FN AZ7336 30YR , 3.50%, 11/01/45  1,213
4,553,689 FN BC8998 30YR , 3.00%, 11/01/46  4,019
765,013 FN BM2003 30YR , 4.00%, 10/01/47  719
2,551,140 FN BM2007 30YR , 4.00%, 9/01/48  2,397
3,575,492 FN BP6626 30YR , 2.00%, 8/01/50  2,820
2,352,349 FN BV7937 30YR , 4.00%, 8/01/52  2,176
2,054,517 FN CA6739 30YR , 3.00%, 8/01/50  1,765
1,081,425 FN CA7224 30YR , 2.00%, 10/01/50  856
2,633,178 FN CB1301 30YR , 2.50%, 8/01/51  2,187
2,239,060 FN CB2542 30YR , 2.50%, 1/01/52  1,860
Principal
or Shares Security Description
Value
(000)
6,160,465 FN CB2759 30YR , 3.00%, 2/01/52  $ 5,287
4,095,253 FN CB2839 30YR , 2.00%, 2/01/52  3,260
4,729,523 FN CB3258 30YR , 3.50%, 4/01/52  4,265
3,508,607 FN CB3622 30YR , 4.00%, 5/01/52  3,247
4,406,350 FN CB4127 30YR , 4.50%, 7/01/52  4,190
2,717,327 FN CB4794 30YR , 4.50%, 10/01/52  2,581
4,301,078 FN CB5106 30YR , 5.00%, 11/01/52  4,227
4,740,751 FN CB5113 30YR , 5.50%, 11/01/52  4,741
4,318,732 FN CB6689 30YR , 5.50%, 7/01/53  4,309
4,233,009 FN CB8021 30YR , 6.50%, 2/01/54  4,413
2,851,504 FN CB9929 30YR , 6.00%, 2/01/55  2,902
1,480,881 FN FM1717 30YR , 3.50%, 12/01/45  1,375
1,888,732 FN FM3162 30YR , 3.00%, 11/01/46  1,689
376,876 FN FM4990 30YR , 5.00%, 7/01/47  380
2,441,463 FN FM4994 30YR , 2.00%, 12/01/50  1,939
4,083,877 FN FM7418 30YR , 2.50%, 6/01/51  3,396
2,357,152 FN FM7494 30YR , 3.00%, 6/01/51  2,039
6,632,713 FN FM9195 30YR , 2.50%, 10/01/51  5,510
3,123,175 FN FM9218 30YR , 2.00%, 10/01/51  2,471
1,351,988 FN FM9750 30YR , 3.00%, 4/01/48  1,206
2,942,951 FN FS0287 30YR , 2.00%, 1/01/52  2,336
5,715,521 FN FS0349 30YR , 2.00%, 1/01/52  4,533
4,871,848 FN FS0439 30YR , 2.50%, 1/01/52  4,045
2,397,137 FN FS3111 30YR , 5.00%, 9/01/52  2,352
3,104,803 FN FS3838 30YR , 4.00%, 5/01/49  2,949
2,862,988 FN FS4931 30YR , 6.00%, 6/01/53  2,910
3,785,277 FN FS8791 30YR , 6.00%, 8/01/54  3,852
4,318,320 FN MA2806 30YR , 3.00%, 11/01/46  3,806
4,160,180 FN MA3210 30YR , 3.50%, 12/01/47  3,792
5,149,921 FN MA3238 30YR , 3.50%, 1/01/48  4,688
391,188 FN MA4413 30YR , 2.00%, 9/01/51  308
1,099,322 FN MA4579 30YR , 3.00%, 4/01/52  943
3,407,498 FN MA4761 30YR , 5.00%, 9/01/52  3,335
2,564,968 FN MA4785 30YR , 5.00%, 10/01/52  2,510
2,594,448 FN MA4842 30YR , 5.50%, 12/01/52  2,595
3,147,428 FN MA5040 30YR , 6.00%, 6/01/53  3,198
9,640,000 FNCL , 5.50%, 8/15/5530YR TBA (i) 9,590
1,000,000 FNCL , 5.50%, 9/15/5530YR TBA (i) 994
617,682 FR RA3728 30YR , 2.00%, 10/01/50  490
4,190,609 FR RA4531 30YR , 2.50%, 2/01/51  3,484
5,285,443 FR RA5276 30YR , 2.50%, 5/01/51  4,389
3,391,059 FR RA6823 30YR , 2.00%, 2/01/52  2,688
5,517,215 FR RA7778 30YR , 4.50%, 8/01/52  5,246
4,514,116 FR RA7790 30YR , 5.00%, 8/01/52  4,425
4,089,522 FR RA8415 30YR , 5.50%, 1/01/53  4,081
1,502,650 FR RA8647 30YR , 4.50%, 5/01/53  1,429
2,707,052 FR SD0729 30YR , 2.00%, 10/01/51  2,141
3,363,565 FR SD2184 30YR , 6.00%, 1/01/53  3,423
1,712,620 FR SD4053 30YR , 6.00%, 10/01/53  1,740
4,350,869 FR SD5641 30YR , 5.50%, 6/01/53  4,368
5,446,515 FR SD7537 30YR , 2.00%, 3/01/51  4,331
2,982,428 FR SD8106 30YR , 2.00%, 11/01/50  2,353
1,189,350 FR ZA4718 30YR , 3.00%, 10/01/46  1,050
2,113,697 FR ZT0534 30YR , 3.50%, 12/01/47  1,936
2,337,021 FR ZT1159 , 3.50%, 2/01/44  2,162
1,708,706 G2 4853 30YR , 4.00%, 11/20/40  1,620
709,161 G2 5174 30YR , 4.00%, 9/20/41  672
3,198,360 G2 785219 30YR , 2.00%, 12/20/50  2,559
407,649 G2 MA2522 30YR , 4.00%, 1/20/45  384
1,616,473 G2 MA3663 30YR , 3.50%, 5/20/46  1,488
3,158,712 G2 MA3802 30YR , 3.00%, 7/20/46  2,804
1,042,988 G2 MA4510 30YR , 3.50%, 6/20/47  954
2,703,404 G2 MA5265 30YR , 4.50%, 6/20/48  2,616
1,151,305 G2 MA6930 30YR , 2.00%, 10/20/50  931
2,342,656 G2 MA7472 30YR , 2.50%, 7/20/51  1,973

Principal
or Shares Security Description
Value
(000)
1,935,783 G2 MA8044 30YR , 3.50%, 5/20/52  $ 1,746
2,296,749 G2 MA8200 30YR , 4.00%, 8/20/52  2,135
3,442,831 G2 MA8648 30YR , 5.50%, 2/20/53  3,454
1,550,245 GN 783716 30YR , 3.00%, 2/15/43  1,374
4,250,000 MF1 2024-FL16 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.541%), 5.89%,
11/18/39 (a)(b) 4,266
12,075,926 Morgan Stanley Capital I Trust 2018-H3, 0.76%,
7/15/51 (h) 222
122,602 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (b)(h) 117
234,703 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (b)(h) 225
3,600,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (b)(h) 3,528
1,328,628 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (b) 1,322
1,690,553 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (b) 1,687
1,639,654 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (b) 1,627
1,472,871 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (b) 1,467
1,281,579 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (b)(h) 1,278
1,613,866 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (b) 1,612
1,349,273 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (b)(h) 1,349
2,743,045 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (b)(h) 2,746
1,300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.96%, 2/25/47 (a)(b) 1,617
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
6.86%, 3/15/38 (a)(b) 2,198
1,134,017 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (b)(h) 1,128
1,482,183 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (b)(h) 1,480
1,901,352 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (b)(h) 1,900
4,168,212 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (b)(h) 4,180
Total Mortgage Backed (Cost - $295,243)
284,186
Municipal (2%
)
1,685,000 California Earthquake Authority A, 5.60%,
7/01/27  1,703
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,581
1,127,512 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (b)(j) –
2,565,000 Compton Community College District B,
3.46%, 8/01/38 (k) 2,163
3,285,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 2,834
1,995,000 Idaho Housing & Finance Association A, 6.00%,
1/01/65 (k) 2,074
2,300,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  2,489
1,495,000 State of California , 7.55%, 4/01/39  1,780
Total Municipal (Cost - $18,625)
16,624
Principal
or Shares Security Description
Value
(000)
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80%, 2/04/36  $ 4,531
4,280,000 Tennessee Valley Authority , 5.25%, 9/15/39  4,420
Total U.S. Government Agency (Cost - $9,275)
8,951
U.S. Treasury (11%
)
439,000 U.S. Treasury Bond , 2.50%, 2/15/46  301
8,130,000 U.S. Treasury Bond , 3.00%, 2/15/49 (l)(m) 5,916
4,180,000 U.S. Treasury Bond , 3.63%, 5/15/53  3,361
1,850,000 U.S. Treasury Bond , 4.50%, 11/15/54  1,736
1,780,000 U.S. Treasury Bond , 4.63%, 2/15/55  1,706
16,740,000 U.S. Treasury Bond , 4.75%, 5/15/55  16,375
23,550,538 U.S. Treasury Inflation Indexed Notes , 2.13%,
4/15/29  24,184
14,659,810 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  14,209
4,510,000 U.S. Treasury Note , 3.75%, 4/30/27  4,493
4,850,000 U.S. Treasury Note , 4.00%, 3/31/30  4,862
19,760,000 U.S. Treasury Note , 3.88%, 6/30/30  19,692
Total U.S. Treasury (Cost - $102,467)
96,835
Investment Company (5%
)
14,930,676 Payden Cash Reserves Money Market Fund* 14,931
1,532,310 Payden Emerging Market Corporate Bond Fund,
SI Class* 13,438
890,041 Payden Emerging Markets Local Bond Fund, SI
Class* 8,402
Total Investment Company (Cost - $36,468)
36,771
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $260) 16
Total Investments (Cost - $887,087) (101%)
865,535
Liabilities in excess of Other Assets (-1%)
(4,681)
Net Assets (100%) $ 860,854
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2025. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2025, the total market value of the Fund’s securities on loan is $4,167 and the total market value of the collateral held by the Fund is $4,381. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Security was purchased on a delayed delivery basis.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Core Bond Fund
continued
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield 44 Index), Receive upon
credit default Barclays $ 36,600 08/20/2025 $ 16 Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 8,454
EUR  7,254 HSBC Bank USA, N.A. 09/17/2025 $ 149
USD 9,257
CAD  12,548 Morgan Stanley 09/17/2025 180

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 20 Sep-25 $ 2,262 $ (24) $ (24)
U.S. Long Bond Future 17 Sep-25 1,941 49 49
U.S. Treasury 10-Year Note Future 132 Sep-25 14,660 101 101
U.S. Treasury 2-Year Note Future 836 Sep-25 173,039 (228) (228)
U.S. Treasury 5-Year Note Future 691 Sep-25 74,747 362 362
U.S. Ultra Bond Future 486 Sep-25 57,014 1,856 1,856
a a
Total Futures
$2,116
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.347% (SOFRRATE)
Annually, Pay Fixed 2.936% Annually 06/28/2034 $ 15,985 $1,037 $– $1,037
10-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.282% Annually 02/27/2035 15,600 733 – 733
10-Year SOFR Swap, Receive Variable 4.608% (SOFRRATE)
Annually, Pay Fixed 2.738% Annually 08/30/2034 15,900 1,558 – 1,558
2-Year SOFR Swap, Receive Fixed 2.740% Annually, Pay
Variable 4.608% (SOFRRATE) Annually 08/30/2026 71,500 (2,234) – (2,234)
2-Year SOFR Swap, Receive Fixed 2.830% Annually, Pay
Variable 4.347% (SOFRRATE) Annually 06/29/2026 71,425 (922) – (922)
2-Year SOFR Swap, Receive Fixed 3.333% Annually, Pay
Variable 4.360% (SOFRRATE) Annually 02/27/2027 67,700 (825) – (825)
4-Year SOFR Swap, Receive Variable 4.360% (SOFRRATE)
Annually, Pay Fixed 3.620% Annually 11/30/2029 50,400 (129) – (129)
$(782) $– $(782)